Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Cash flows from operating activities:
Net loss	$ (8,205)	$ (6,894)	$ (32,511)	$ (29,410)	$ (36,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of common and preferred stock warrants and convertible notes				84	(818)
Charge on issuance of convertible notes					2,205
Charge for modification of liability classified warrants					9,633
Impairment of assets, net of insurance proceeds			2	26
Net loss on disposal of assets	(54)	121	109	30	42
Depreciation	414	519	1,912	2,059	2,075
Amortization of premiums on marketable securities	84	185	572
Stock compensation	922	767	3,310	1,909	2,710
Non-cash interest income	(99)	(225)	130
Changes in operating assets and liabilities:
Prepaid expenses	66	292	337	(419)	44
Accounts receivable	57	(723)	(195)	527	(96)
Inventories	21	(213)	679	(841)
Deferred offering costs				2,775	(2,775)
Other assets	20	231	26	59	(83)
Accounts payables and accrued expenses	904	(162)	(1,517)	(1,827)	3,197
Deferred revenue	70	(388)	(701)	(223)	247
Deferred rent	(13)	(19)	(8)	(61)	(52)
Other	137
Net cash used in operating activities	(5,676)	(6,509)	(27,855)	(25,312)	(20,007)
Cash flows from investing activities:
Purchases of property and equipment	(406)	(399)	(892)	(1,265)	(548)
Proceeds from sale of property and equipment	54				112
Proceeds from insurance				1,000
Change in restricted cash and investments				3,000
Purchase of marketable securities (at cost)	(5,698)	(1,988)	(15,944)	(39,278)
Maturities of marketable securities	10,090	2,524	32,879
Net cash (used in) provided by investing activities	4,040	137	16,043	(36,543)	(436)
Cash flows from financing activities:
Principal payments on debt	(46)	(271)	(240)	(6,921)	(2,263)
Proceeds from issuance of convertible notes					11,425
Proceeds from issuance of debt and preferred stock warrants				2,500
Proceeds from issuance of common stock		56	60	538	164
Proceeds from issuance of common stock upon IPO, net of underwriters discounts and commission				65,158
Net cash provided by (used in) financing activities	(46)	(215)	(180)	61,275	9,326
Effect of foreign currency translation on cash	115	(104)	(196)	(262)	(27)
Net decrease in cash and cash equivalents	(1,567)	(6,691)	(12,188)	(842)	(11,144)
Cash and cash equivalents at beginning of period	8,881	21,069	21,069	21,911	33,055
Cash and cash equivalents at end of period	7,314	14,378	8,881	21,069	21,911
Supplemental cash flow information:
Interest paid during the year		1	1	376	373
Income taxes paid during the year	1	1	1	3	1
Supplemental schedule of non-cash investing and financing activities:
Additions to property and equipment under capital leases		43	263	489
Acquisitions of assets under accounts payable & accrued expenses				330
Accrued deferred offering costs					1,965
Surrender of common stock applied to stock option exercise				90
Detail of IPO transactions;
Conversion of convertible notes to common stock				14,282
Conversion of convertible preferred stock to common stock				197,502
Conversion of liability classified warrants to equity classified warrants				17,158
Total non-cash IPO transactions				$ 228,942